Note 4 - Securities	9 Months Ended
Jul. 31, 2025
Statement Line Items [Line Items]
Disclosure of debt instruments [text block]
4.	Securities:

As at July 31, 2025, the Bank held securities totaling $160.1 million ( October 31, 2024 - $299.3 million), including accrued interest, comprised of US Treasury Bills with a carrying value of $153.7 million, Government of Canada Treasury Bill with a carrying value of $2.2 million and other securities with a carrying value of $4.3 million.